CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 72,005	£ 54,279
Items in the course of collection from banks	229	147
Financial assets at fair value through profit or loss	1,371	1,798
Derivative financial instruments	3,857	5,511
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
Reverse repurchase agreements	39,259	49,708
Debt securities	7,331	4,562
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Total financial assets at amortised cost	491,396	490,316
Financial assets at fair value through other comprehensive income	22,846	27,786
Goodwill	470	470
Other intangible assets	4,654	4,144
Current tax recoverable	527	220
Deferred tax assets	5,857	4,048
Retirement benefit assets	3,823	4,531
Other assets	9,893	9,599
Total assets	616,928	602,849
Liabilities
Deposits from banks	4,658	3,363
Customer deposits	446,172	449,373
Due to fellow Lloyds Banking Group undertakings	48,590	30,106
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Items in the course of transmission to banks	357	308
Financial liabilities at fair value through profit or loss	5,159	6,537
Derivative financial instruments	5,891	4,643
Notes in circulation	1,280	1,321
Debt securities in issue	49,056	48,724
Other liabilities	5,646	5,391
Retirement benefit obligations	126	230
Current tax liabilities	3	0
Deferred tax liabilities	208	0
Other provisions	1,591	1,933
Subordinated liabilities	6,593	8,658
Total liabilities	577,869	562,077
Equity
Share capital	1,574	1,574
Share premium account	600	600
Other reserves	743	5,400
Retained profits	31,792	28,836
Ordinary shareholders’ equity	34,709	36,410
Other equity instruments	4,268	4,268
Total equity excluding non-controlling interests	38,977	40,678
Non-controlling interests	82	94
Total equity	39,059	40,772
Total equity and liabilities	£ 616,928	£ 602,849